Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

We include information security as part of our overall risk management process, with the aim that our information systems, including those of our suppliers and other third-parties, will be resilient, effective and capable of safeguarding against emerging risks and cybersecurity threats. We endeavor to assure our system is appropriately resourced and to attract and retain expert talent to execute it.

Our risk management procedure is based on the PRC Cybersecurity Law, aiming to comply with applicable laws and regulations. We use the PRC Cybersecurity Law as a guideline to help us identify, assess, and manage cybersecurity risks related to our business operations.

Under the PRC Cybersecurity Law, we have established preventive measures that are consistent with the national cybersecurity standards. We protect our networks from interference, damage, or unauthorized access, and to prevent the leakage, theft, or alteration of network data through regularly scanning company computers for viruses, scanning servers for vulnerabilities, and closing unnecessary ports. As part of our supplier risk management system, we conduct security assessments prior to engagement of high-risk suppliers and other third-party providers and have a monitoring program to evaluate ongoing compliance with our cybersecurity standards.

Our technology and cybersecurity process focuses on the defense, rapid detection and rapid remediation of cybersecurity threats and incidents. When a potential threat or incident is identified, our cyber security incident response team will assign a risk level classification and initiate the escalation and other steps. All incidents that are initially assessed by the cybersecurity incident response team as potentially high-risk are escalated promptly to our chief executive officer, who will determine whether and what cybersecurity crisis responses should be activated, including escalation to other senior management. Our chief executive officer will inform our board of directors of cybersecurity incidents, as appropriate, considering a variety of factors, including financial, operational, legal or reputational impact.

We have not identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected or are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition.

Risk Governance

We are committed to appropriate cybersecurity governance and oversight.

Our board of directors has oversight of our strategic and business risk management, including cybersecurity risk management. Our board of directors is responsible for ensuring that management has processes in place designed to identify and evaluate cybersecurity risks to which we are exposed and to implement processes and programs to manage cybersecurity risks and mitigate cybersecurity incidents. Management is responsible for identifying, assessing, and managing material cybersecurity risks on an ongoing basis, establishing processes to ensure that such potential cybersecurity risk exposures are monitored, putting in place appropriate mitigation measures, maintaining cybersecurity policies and procedures, and providing regular reports to our board of directors.

For additional information on our cybersecurity risks, please see “Item 3.D. Risk Factors,” including “Risk Factors—Risks Related to Our Business and Industry—If we fail to implement and maintain an effective system of internal controls to remediate our material weakness over financial reporting, we may be unable to accurately report our results of operations, meet our reporting obligations or prevent fraud.”

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	We have not identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected or are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition.
Cybersecurity Risk Board of Directors Oversight [Text Block]

Risk Governance

We are committed to appropriate cybersecurity governance and oversight.

Our board of directors has oversight of our strategic and business risk management, including cybersecurity risk management. Our board of directors is responsible for ensuring that management has processes in place designed to identify and evaluate cybersecurity risks to which we are exposed and to implement processes and programs to manage cybersecurity risks and mitigate cybersecurity incidents. Management is responsible for identifying, assessing, and managing material cybersecurity risks on an ongoing basis, establishing processes to ensure that such potential cybersecurity risk exposures are monitored, putting in place appropriate mitigation measures, maintaining cybersecurity policies and procedures, and providing regular reports to our board of directors.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board of directors has oversight of our strategic and business risk management, including cybersecurity risk management.